Going Concern (Details Narrarive)	5 Months Ended
Dec. 31, 2016 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating losses	$ 7,562
Working capital deficit	5,250
Accumulated deficit	$ 7,562